Consolidated Statements Of Operations (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income, Nonoperating	$ 2.2	$ 3.5	$ 6.3